Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Financial Position of the Joint Venture
A condensed summary of the financial position and results of operations of the combined joint ventures is shown below (millions):

	December 31,
	2018	2017
Assets
Real estate properties, at fair value	$16,134.1	$14,240.8
Other assets	460.3	337.1
Total assets	$16,594.4	$14,577.9
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$5,035.3	$3,995.7
Other liabilities	262.5	150.7
Total liabilities	5,297.8	4,146.4
Total equity	11,296.6	10,431.5
Total liabilities and equity	$16,594.4	$14,577.9

Schedule of Results of Operations of the Joint Venture

	Years ended December 31,
	2018	2017	2016
Operating Revenue and Expenses
Revenues	$950.6	$869.2	$714.6
Expenses	487.1	426.9	365.0
Excess of revenues over expenses	$463.5	$442.3	$349.6